Intangible Assets, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 46,167	$ 64,084	$ 246,681	$ 256,332
Estimated aggregate amortization expense for 2021	138,500		184,667
Estimated aggregate amortization expense for 2022	149,944		149,944
Estimated aggregate amortization expense for 2023	18,000		18,000
Estimated aggregate amortization expense for 2024	17,354		17,354
Estimated aggregate amortization expense for 2025	2,500		2,500
Estimated aggregate amortization expense for thereafter	$ 8,745		$ 8,745